SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Impairment, long-lived asset	$ 0	$ 0	$ 0
Advertising expense	5,461,605	5,074,554	4,267,033
Shipping costs	24,977,264	16,372,753	15,342,361
Warranty expense	6,534,757	6,075,365	4,433,892
Provision for reinstatement cost	119,632	(46,657)	251,688
Interest and penalties	0	0	0
Unrecognized uncertain tax positions	$ 0	$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	12 years
Reinstatement lease term	3 months 18 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Product warranty obligation, term	10 years
Reinstatement lease term	4 years 4 months 24 days